A U D I T E D     F  I N A N C I A L     S  T A T E M E N T S

John Hancock Life Insurance Company (U.S.A.) Separate Account W

December 31, 2021

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John Hancock Life Insurance Company (U.S.A.)

Separate Account W

Audited Financial Statements

December 31, 2021

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of John Hancock Life Insurance Company (U.S.A.) Separate Account W

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account W (the “Separate Account”) as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1985.

Boston, Massachusetts

March 30, 2022

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account W

500 Index Fund Series NAV	Managed Volatility Balanced Portfolio Series NAV
Active Bond Trust Series NAV	Mid Cap Growth Trust Series NAV
Blue Chip Growth Trust Series NAV	Mid Cap Index Trust Series NAV
Capital Appreciation Trust Series NAV	Mid Value Trust Series NAV
Core Bond Trust Series NAV	Money Market Trust Series NAV
Disciplined Value International Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Equity Income Trust Series NAV	Real Estate Securities Trust Series NAV
Financial Industries Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Stock Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series NAV
International Equity Index Series NAV	Total Bond Market Series Trust NAV
Lifestyle Balanced Portfolio Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Ultra Short Term Bond Trust Series NAV

4 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	500 Index Fund Series NAV	Active Bond Trust Series NAV	Blue Chip Growth Trust Series NAV	Capital Appreciation Trust Series NAV	Core Bond Trust Series NAV	Disciplined Value International Trust Series NAV
Total Assets

Investments at fair value	$3,952,484	$22,578,912	$46,323,973	$4,336,850	$438,211	$732,718

Units outstanding	49,884	326,011	266,977	64,403	31,223	37,574

Unit value	$79.23	$69.26	$173.51	$67.34	$14.03	$19.50

Shares	75,386	2,304,187	1,128,752	574,417	33,631	51,383

Cost	$2,194,276	$22,552,001	$37,989,030	$3,358,936	$475,606	$662,758

See accompanying notes.

5 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Equity Income Trust Series NAV	Financial Industries Trust Series NAV	Fundamental All Cap Core Trust Series NAV	Health Sciences Trust Series NAV	High Yield Trust Series NAV	International Equity Index Series NAV
Total Assets

Investments at fair value	$3,334,465	$36,941	$157,697,696	$301,722	$218,323	$5,110,064

Units outstanding	54,719	1,623	619,533	12,153	9,343	135,913

Unit value	$60.94	$22.76	$254.54	$24.83	$23.37	$37.60

Shares	201,844	2,264	4,301,570	9,435	41,985	252,474

Cost	$3,096,248	$29,251	$88,450,316	$292,346	$217,178	$3,763,659

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Lifestyle Balanced Portfolio Series NAV	Lifestyle Growth Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Mid Cap Growth Trust Series NAV (a)	Mid Cap Index Trust Series NAV	Mid Value Trust Series NAV
Total Assets

Investments at fair value	$9,908,418	$37,686	$49,422,744	$6,173,499	$166,172	$1,023,004

Units outstanding	497,418	2,106	877,105	42,661	6,865	14,772

Unit value	$19.92	$17.89	$56.35	$144.71	$24.21	$69.25

Shares	590,842	2,031	3,947,439	302,622	6,676	86,184

Cost	$8,595,519	$33,081	$48,553,260	$5,842,573	$152,684	$928,531

(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Money Market Trust Series NAV	Opportunistic Fixed Income Trust Series NAV	Real Estate Securities Trust Series NAV	Short Term Government Income Trust Series NAV	Small Cap Index Trust Series NAV	Small Cap Stock Trust Series NAV
Total Assets

Investments at fair value	$1,591,312	$650,521	$15,886,179	$639,921	$9,300	$2,811,421

Units outstanding	81,989	23,714	88,496	42,076	395	50,697

Unit value	$19.41	$27.43	$179.51	$15.21	$23.54	$55.46

Shares	1,591,312	53,104	582,551	53,865	538	267,245

Cost	$1,591,312	$682,037	$9,153,861	$663,526	$9,295	$2,587,226

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Small Cap Value Trust Series NAV	Total Bond Market Series Trust NAV	Total Stock Market Index Trust Series NAV	Ultra Short Term Bond Trust Series NAV
Total Assets

Investments at fair value	$930,666	$769,446	$111,670	$1,331,024

Units outstanding	13,770	38,565	3,908	111,748

Unit value	$67.59	$19.95	$28.57	$11.91

Shares	51,079	73,702	3,617	118,841

Cost	$878,315	$766,400	$76,390	$1,354,292

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$49,566	$59,145	$756,682	$762,604	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(46,295)	(40,802)	(238,573)	(260,856)	(628,695)	(530,842)

Net investment income (loss)	3,271	18,343	518,109	501,748	(628,695)	(530,842)

Realized gains (losses) on investments:

Capital gain distributions received	146,884	60,863	352,767	-	6,110,362	5,465,991

Net realized gain (loss)	274,436	359,922	137,387	171,133	2,417,380	3,050,401

Realized gains (losses)	421,320	420,785	490,154	171,133	8,527,742	8,516,392

Unrealized appreciation (depreciation) during the period	400,674	10,834	(1,366,599)	1,250,737	(1,432,459)	3,065,189

Net increase (decrease) in net assets from operations
	825,265	449,962	(358,336)	1,923,618	6,466,588	11,050,739

Changes from principal transactions:

Purchase payments	468	329	111,903	52,786	26,781	25,684

Transfers between sub-accounts and the company	229,398	(6,447)	(78,479)	137,895	23,403	(1,349,360)

Withdrawals	(351,739)	(527,323)	(2,504,861)	(2,915,619)	(3,716,328)	(4,057,468)

Annual contract fee	(204)	(293)	(5,312)	(6,962)	(3,689)	(4,928)

Net increase (decrease) in net assets from principal transactions	(122,077)	(533,734)	(2,476,749)	(2,731,900)	(3,669,833)	(5,386,072)

Total increase (decrease) in net assets	703,188	(83,772)	(2,835,085)	(808,282)	2,796,755	5,664,667

Net assets at beginning of period	3,249,296	3,333,068	25,413,997	26,222,279	43,527,218	37,862,551

Net assets at end of period	$3,952,484	$3,249,296	$22,578,912	$25,413,997	$46,323,973	$43,527,218

	2021	2020	2021	2020	2021	2020

Units, beginning of period	51,892	62,162	367,203	402,042	289,193	333,607

Units issued	3,517	2,324	5,835	5,123	2,007	1,359

Units redeemed	(5,525)	(12,594)	(47,027)	(39,962)	(24,223)	(45,773)

Units, end of period	49,884	51,892	326,011	367,203	266,977	289,193

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Disciplined Value International Trust Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$8,331	$16,105	$19,362	$13,058

Expenses:

Mortality and expense risk and administrative charges	(60,299)	(49,381)	(6,514)	(5,766)	(9,778)	(7,817)

Net investment income (loss)	(60,299)	(49,381)	1,817	10,339	9,584	5,241

Realized gains (losses) on investments:

Capital gain distributions received	662,855	382,156	18,807	-	-	-

Net realized gain (loss)	5,204	(856,265)	7,054	2,835	14,710	(3,913)

Realized gains (losses)	668,059	(474,109)	25,861	2,835	14,710	(3,913)

Unrealized appreciation (depreciation) during the period	10,038	2,159,584	(44,822)	6,464	57,430	4,153

Net increase (decrease) in net assets from operations	617,798	1,636,094	(17,144)	19,638	81,724	5,481

Changes from principal transactions:

Purchase payments	4,626	5,718	-	-	1,796	1,107

Transfers between sub-accounts and the company	(609,055)	(94,760)	(213,062)	666,221	32,697	(4,389)

Withdrawals	(203,906)	(305,876)	(18,689)	(14,929)	(53,137)	(26,253)

Annual contract fee	(362)	(457)	-	-	(85)	(123)

Net increase (decrease) in net assets from principal transactions	(808,697)	(395,375)	(231,751)	651,292	(18,729)	(29,658)

Total increase (decrease) in net assets	(190,899)	1,240,719	(248,895)	670,930	62,995	(24,177)

Net assets at beginning of period	4,527,749	3,287,030	687,106	16,176	669,723	693,900

Net assets at end of period	$4,336,850	$4,527,749	$438,211	$687,106	$732,718	$669,723

	2021	2020	2021	2020	2021	2020

Units, beginning of period	76,962	86,203	47,317	1,195	38,560	40,686

Units issued	1,329	8,650	-	49,845	2,385	76

Units redeemed	(13,888)	(17,891)	(16,094)	(3,723)	(3,371)	(2,202)

Units, end of period	64,403	76,962	31,223	47,317	37,574	38,560

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Equity Income Trust Series NAV		Financial Industries Trust Series NAV		Fundamental All Cap Core Trust Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$65,264	$83,504	$305	$356	$236,146	$468,141

Expenses:

Mortality and expense risk and administrative charges	(43,446)	(36,371)	(469)	(1,006)	(1,412,457)	(1,057,819)

Net investment income (loss)	21,818	47,133	(164)	(650)	(1,176,311)	(589,678)

Realized gains (losses) on investments:

Capital gain distributions received	66,347	212,501	179	2,432	11,727,600	3,354,226

Net realized gain (loss)	(92,934)	(89,372)	9	(20,133)	8,403,141	4,522,518

Realized gains (losses)	(26,587)	123,129	188	(17,701)	20,130,741	7,876,744

Unrealized appreciation (depreciation) during the period	693,670	(211,326)	7,779	(1,813)	18,685,772	19,839,991

Net increase (decrease) in net assets from operations	688,901	(41,064)	7,803	(20,164)	37,640,202	27,127,057

Changes from principal transactions:

Purchase payments	9,328	7,625	-	-	105,959	190,621

Transfers between sub-accounts and the company	(39,354)	(111,498)	1,187	(97,128)	(425,596)	(340,720)

Withdrawals	(355,706)	(156,449)	(999)	(983)	(11,359,715)	(8,933,569)

Annual contract fee	(153)	(222)	(3)	(2)	(14,145)	(16,800)

Net increase (decrease) in net assets from principal transactions	(385,885)	(260,544)	185	(98,113)	(11,693,497)	(9,100,468)

Total increase (decrease) in net assets	303,016	(301,608)	7,988	(118,277)	25,946,705	18,026,589

Net assets at beginning of period	3,031,449	3,333,057	28,953	147,230	131,750,991	113,724,402

Net assets at end of period	$3,334,465	$3,031,449	$36,941	$28,953	$157,697,696	$131,750,991

	2021	2020	2021	2020	2021	2020

Units, beginning of period	61,334	67,202	1,627	8,345	677,268	735,244

Units issued	3,470	352	51	-	2,757	2,302

Units redeemed	(10,085)	(6,220)	(55)	(6,718)	(60,492)	(60,278)

Units, end of period	54,719	61,334	1,623	1,627	619,533	677,268

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Health Sciences Trust Series NAV		High Yield Trust Series NAV		International Equity Index Series NAV

	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$11,202	$13,190	$136,862	$115,029

Expenses:

Mortality and expense risk and administrative charges	(4,045)	(3,023)	(2,655)	(2,553)	(72,774)	(62,800)

Net investment income (loss)	(4,045)	(3,023)	8,547	10,637	64,088	52,229

Realized gains (losses) on investments:

Capital gain distributions received	28,352	28,206	-	-	62,575	44,378

Net realized gain (loss)	40,324	1,714	(1,886)	(3,084)	233,886	153,888

Realized gains (losses)	68,676	29,920	(1,886)	(3,084)	296,461	198,266

Unrealized appreciation (depreciation) during the period	(32,915)	32,735	2,649	(488)	(42,215)	149,165

Net increase (decrease) in net assets from operations	31,716	59,632	9,310	7,065	318,334	399,660

Changes from principal transactions:

Purchase payments	-	-	468	364	3,551	4,384

Transfers between sub-accounts and the company	(32,250)	102,590	9,352	(14,514)	(51,311)	(55,430)

Withdrawals	(4,093)	(4,272)	(17,190)	(8,176)	(345,468)	(359,522)

Annual contract fee	(3)	(20)	(19)	(22)	(738)	(859)

Net increase (decrease) in net assets from principal transactions	(36,346)	98,298	(7,389)	(22,348)	(393,966)	(411,427)

Total increase (decrease) in net assets	(4,630)	157,930	1,921	(15,283)	(75,632)	(11,767)

Net assets at beginning of period	306,352	148,422	216,402	231,685	5,185,696	5,197,463

Net assets at end of period	$301,722	$306,352	$218,323	$216,402	$5,110,064	$5,185,696

	2021	2020	2021	2020	2021	2020

Units, beginning of period	13,544	8,224	9,664	10,767	146,298	160,149

Units issued	7,628	5,631	467	42	583	794

Units redeemed	(9,019)	(311)	(788)	(1,145)	(10,968)	(14,645)

Units, end of period	12,153	13,544	9,343	9,664	135,913	146,298

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Lifestyle Balanced Portfolio Series NAV		Lifestyle Growth Portfolio Series NAV		Managed Volatility Balanced Portfolio Series NAV

	2021	2020	2021	2020	2021	2020
Income:

Dividend distributions received	$256,424	$239,491	$874	$759	$1,256,475	$1,275,410
Expenses:

Mortality and expense risk and administrative charges	(137,182)	(131,795)	(503)	(413)	(711,228)	(708,128)

Net investment income (loss)	119,242	107,696	371	346	545,247	567,282

Realized gains (losses) on investments:

Capital gain distributions received	401,207	329,102	2,365	1,620	-	2,641,349

Net realized gain (loss)	186,283	112,596	71	9	798,355	1,843,897

Realized gains (losses)	587,490	441,698	2,436	1,629	798,355	4,485,246

Unrealized appreciation (depreciation) during the period	50,037	476,615	1,394	1,626	2,809,814	(5,225,558)

Net increase (decrease) in net assets from operations
	756,769	1,026,009	4,201	3,601	4,153,416	(173,030)

Changes from principal transactions:

Purchase payments	6,850	1,050	-	-	72,550	92,051

Transfers between sub-accounts and the company	163,738	(3,770)	-	-	(428,309)	(718,655)

Withdrawals	(1,000,799)	(942,252)	-	-	(5,934,037)	(5,595,900)

Annual contract fee	(1,525)	(1,905)	-	-	(12,158)	(14,966)

Net increase (decrease) in net assets from principal transactions	(831,736)	(946,877)	-	-	(6,301,954)	(6,237,470)

Total increase (decrease) in net assets	(74,967)	79,132	4,201	3,601	(2,148,538)	(6,410,500)
Net assets at beginning of period	9,983,385	9,904,253	33,485	29,884	51,571,282	57,981,782

Net assets at end of period	$9,908,418	$9,983,385	$37,686	$33,485	$49,422,744	$51,571,282

	2021	2020	2021	2020	2021	2020
Units, beginning of period	541,397	596,910	2,106	2,106	991,692	1,118,394
Units issued	8,387	1,797	-	-	3,490	3,343
Units redeemed	(52,366)	(57,310)	-	-	(118,077)	(130,045)

Units, end of period	497,418	541,397	2,106	2,106	877,105	991,692

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Mid Cap Growth Trust Series NAV		Mid Cap Index Trust Series NAV		Mid Value Trust Series NAV
	2021 (a)	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$-	$-	$1,431	$437	$10,066	$10,292

Expenses:

Mortality and expense risk and administrative charges	(93,732)	(76,061)	(2,208)	(244)	(11,302)	(7,090)

Net investment income (loss)	(93,732)	(76,061)	(777)	193	(1,236)	3,202

Realized gains (losses) on investments:

Capital gain distributions received	1,799,305	785,459	8,317	2,823	46,743	14,217

Net realized gain (loss)	410,200	146,722	5,853	(37)	(2,888)	(48,711)

Realized gains (losses)	2,209,505	932,181	14,170	2,786	43,855	(34,494)

Unrealized appreciation (depreciation) during the period	(1,928,402)	1,988,227	10,601	3,089	123,391	76,911

Net increase (decrease) in net assets from operations	187,371	2,844,347	23,994	6,068	166,010	45,619

Changes from principal transactions:

Purchase payments	3,903	6,148	-	-	7,793	658

Transfers between sub-accounts and the company	(160,962)	(494,179)	136,522	18,488	211,563	(11,285)

Withdrawals	(810,523)	(577,282)	(26,293)	-	(44,442)	(68,306)

Annual contract fee	(403)	(639)	(3)	(3)	(63)	(75)

Net increase (decrease) in net assets from principal transactions	(967,985)	(1,065,952)	110,226	18,485	174,851	(79,008)

Total increase (decrease) in net assets	(780,614)	1,778,395	134,220	24,553	340,861	(33,389)

Net assets at beginning of period	6,954,113	5,175,718	31,952	7,399	682,143	715,532

Net assets at end of period	$6,173,499	$6,954,113	$166,172	$31,952	$1,023,004	$682,143

	2021	2020	2021	2020	2021	2020

Units, beginning of period	49,263	59,776	1,613	414	12,021	13,592

Units issued	1,110	2,120	6,451	1,199	3,632	205

Units redeemed	(7,712)	(12,633)	(1,199)	-	(881)	(1,776)

Units, end of period	42,661	49,263	6,865	1,613	14,772	12,021

	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

15 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Money-Market Trust Series NAV		Opportunistic Fixed Income Trust Series NAV		Real Estate Securities Trust Series NAV
	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$58	$6,807	$19,024	$30,813	$209,655	$244,148

Expenses:

Mortality and expense risk and administrative charges	(20,245)	(23,360)	(9,612)	(10,658)	(190,160)	(166,464)

Net investment income (loss)	(20,187)	(16,553)	9,412	20,155	19,495	77,684

Realized gains (losses) on investments:

Capital gain distributions received	-	-	25,514	-	-	1,418,800

Net realized gain (loss)	-	-	37,813	709	850,409	1,082,077

Realized gains (losses)	-	-	63,327	709	850,409	2,500,877

Unrealized appreciation (depreciation) during the period	(1)	-	(97,004)	65,875	4,220,034	(3,677,181)

Net increase (decrease) in net assets from operations	(20,188)	(16,553)	(24,265)	86,739	5,089,938	(1,098,620)

Changes from principal transactions:

Purchase payments	-	-	10,387	6,460	2,486	11,451

Transfers between sub-accounts and the company	(34,605)	(2,080)	(347,666)	283,794	39,096	(407,183)

Withdrawals	(164,831)	(270,535)	(37,116)	(67,849)	(1,218,352)	(1,220,300)

Annual contract fee	(949)	(1,270)	(76)	(85)	(1,448)	(1,829)

Net increase (decrease) in net assets from principal transactions	(200,385)	(273,885)	(374,471)	222,320	(1,178,218)	(1,617,861)

Total increase (decrease) in net assets	(220,573)	(290,438)	(398,736)	309,059	3,911,720	(2,716,481)

Net assets at beginning of period	1,811,885	2,102,323	1,049,257	740,198	11,974,459	14,690,940

Net assets at end of period	$1,591,312	$1,811,885	$650,521	$1,049,257	$15,886,179	$11,974,459

	2021	2020	2021	2020	2021	2020

Units, beginning of period	93,287	106,253	37,047	29,280	96,529	110,261

Units issued	817	800	1,059	13,495	980	524

Units redeemed	(12,115)	(13,766)	(14,392)	(5,728)	(9,013)	(14,256)

Units, end of period	81,989	93,287	23,714	37,047	88,496	96,529

See accompanying notes.

16 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV		Small Cap Stock Trust Series NAV
	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$12,000	$17,943	$58	$345	$-	$-

Expenses:

Mortality and expense risk and administrative charges	(7,621)	(10,081)	(1,324)	(216)	(42,648)	(31,269)

Net investment income (loss)	4,379	7,862	(1,266)	129	(42,648)	(31,269)

Realized gains (losses) on investments:

Capital gain distributions received	-	-	665	1,735	433,162	297,234

Net realized gain (loss)	(1,357)	(4,504)	11,514	(34)	97,395	(92,359)

Realized gains (losses)	(1,357)	(4,504)	12,179	1,701	530,557	204,875

Unrealized appreciation (depreciation) during the period	(20,645)	8,164	(5,458)	5,707	(494,329)	878,430

Net increase (decrease) in net assets from operations	(17,623)	11,522	5,455	7,537	(6,420)	1,052,036

Changes from principal transactions:

Purchase payments	60	60	-	-	3,323	5,846

Transfers between sub-accounts and the company	47,940	154,318	1,045	18,488	(52,834)	(124,468)

Withdrawals	(26,907)	(37,397)	(27,196)	-	(332,885)	(130,791)

Annual contract fee	(90)	(98)	(3)	(3)	(233)	(210)

Net increase (decrease) in net assets from principal transactions	21,003	116,883	(26,154)	18,485	(382,629)	(249,623)

Total increase (decrease) in net assets	3,380	128,405	(20,699)	26,022	(389,049)	802,413

Net assets at beginning of period	636,541	508,136	29,999	3,977	3,200,470	2,398,057

Net assets at end of period	$639,921	$636,541	$9,300	$29,999	$2,811,421	$3,200,470

	2021	2020	2021	2020	2021	2020

Units, beginning of period	40,680	33,246	1,461	227	57,773	64,780

Units issued	4,502	44,785	5,465	1,235	5,056	2,204

Units redeemed	(3,106)	(37,351)	(6,531)	(1)	(12,132)	(9,211)

Units, end of period	42,076	40,680	395	1,461	50,697	57,773

See accompanying notes.

17 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Small Cap Value Trust Series NAV		Total Bond Market Series Trust NAV		Total Stock Market Index Trust Series NAV
	2021	2020	2021	2020	2021	2020

Income:

Dividend distributions received	$4,956	$7,064	$18,270	$18,992	$1,169	$1,257

Expenses:

Mortality and expense risk and administrative charges	(12,225)	(9,003)	(9,929)	(9,889)	(1,232)	(720)

Net investment income (loss)	(7,269)	(1,939)	8,341	9,103	(63)	537

Realized gains (losses) on investments:

Capital gain distributions received	7,745	74,884	-	-	4,907	6,109

Net realized gain (loss)	(30,605)	(111,745)	1,944	6,656	447	156

Realized gains (losses)	(22,860)	(36,861)	1,944	6,656	5,354	6,265

Unrealized appreciation (depreciation) during the period	199,359	(51,875)	(35,926)	29,249	15,610	13,172

Net increase (decrease) in net assets from operations

	169,230	(90,675)	(25,641)	45,008	20,901	19,974

Changes from principal transactions:

Purchase payments	5,639	3,160	300	-	-	-

Transfers between sub-accounts and the company	133,898	(73,384)	11,635	139,839	-	39,989

Withdrawals	(80,095)	(65,746)	(55,206)	(99,785)	-	-

Annual contract fee	(54)	(86)	(33)	(67)	-	-

Net increase (decrease) in net assets from principal transactions	59,388	(136,056)	(43,304)	39,987	-	39,989

Total increase (decrease) in net assets	228,618	(226,731)	(68,945)	84,995	20,901	59,963

Net assets at beginning of period	702,048	928,779	838,391	753,396	90,769	30,806

Net assets at end of period	$930,666	$702,048	$769,446	$838,391	$111,670	$90,769

	2021	2020	2021	2020	2021	2020

Units, beginning of period	12,783	15,561	40,716	38,602	3,908	1,605

Units issued	3,235	1,087	1,528	9,392	-	2,303

Units redeemed	(2,248)	(3,865)	(3,679)	(7,278)	-	-

Units, end of period	13,770	12,783	38,565	40,716	3,908	3,908

See accompanying notes.

18 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Ultra Short Term Bond Trust Series NAV
	2021	2020

Income:

Dividend distributions received	$21,962	$19,332

Expenses:

Mortality and expense risk and administrative charges	(14,526)	(11,907)

Net investment income (loss)	7,436	7,425

Realized gains (losses) on investments:

Capital gain distributions received	-	-

Net realized gain (loss)	(4,584)	327

Realized gains (losses)	(4,584)	327

Unrealized appreciation (depreciation) during the period	(21,980)	(1,777)

Net increase (decrease) in net assets from operations

	(19,128)	5,975

Changes from principal transactions:

Purchase payments	-	40,000

Transfers between sub-accounts and the company	417,591	1,088,163

Withdrawals	(135,566)	(261,408)

Annual contract fee	(33)	(24)

Net increase (decrease) in net assets from principal transactions	281,992	866,731

Total increase (decrease) in net assets	262,864	872,706

Net assets at beginning of period	1,068,160	195,454

Net assets at end of period	$1,331,024	$1,068,160

	2021	2020

Units, beginning of period	88,009	15,945

Units issued	35,159	102,209

Units redeemed	(11,420)	(30,145)

Units, end of period	111,748	88,009

See accompanying notes.

19 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account W (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 28 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company.Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

As a result of a portfolio change, the following sub-account of the Account was renamed as follows:

Previous Name	New Name	Effective Date
Mid Cap Stock Trust Series NAV	Mid Cap Growth Trust Series NAV	10/01/2021

20 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2021.

21 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2021, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company . Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

22 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs .

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2021. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2021:

	Level 1	Level 2	Level 3	Total

Mutual Funds
Affiliated	$ 336,525,342	-	-	336,525,342

Total	$ 336,525,342	-	-	336,525,342

Assets owned by the Account are primarily open-ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2021.

23 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2021 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$449,220	$421,143
Active Bond Trust Series NAV	1,686,154	3,292,028
Blue Chip Growth Trust Series NAV	6,438,407	4,626,575
Capital Appreciation Trust Series NAV	750,424	956,564
Core Bond Trust Series NAV	27,137	238,265
Disciplined Value International Trust Series NAV	64,629	73,774
Equity Income Trust Series NAV	329,014	626,736
Financial Industries Trust Series NAV	1,669	1,469
Fundamental All Cap Core Trust Series NAV	13,158,551	14,300,758
Health Sciences Trust Series NAV	206,354	218,395
High Yield Trust Series NAV	21,686	20,529
International Equity Index Series NAV	219,866	487,168
Lifestyle Balanced Portfolio Series NAV	821,702	1,132,990
Lifestyle Growth Portfolio Series NAV	3,240	503
Managed Volatility Balanced Portfolio Series NAV	1,434,936	7,191,642
Mid Cap Growth Trust Series NAV (a)	1,969,869	1,232,281
Mid Cap Index Trust Series NAV	146,262	28,496
Mid Value Trust Series NAV	289,289	68,930
Money Market Trust Series NAV	21,908	242,481
Opportunistic Fixed Income Trust Series NAV	74,607	414,151
Real Estate Securities Trust Series NAV	360,846	1,519,569
Short Term Government Income Trust Series NAV	80,555	55,173
Small Cap Index Trust Series NAV	123,794	150,548
Small Cap Stock Trust Series NAV	733,427	725,544
Small Cap Value Trust Series NAV	213,626	153,763
Total Bond Market Series Trust NAV	47,911	82,876
Total Stock Market Index Trust Series NAV	6,075	1,232
Ultra Short Term Bond Trust Series NAV	439,483	150,054

(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

24 of 28

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

500 Index Fund Series NAV(*)	2021	50	$ 86.03 to $ 77.64	$ 3,952	1.40 % to 1.00%	1.40%	27.08 % to 26.57%
	2020	52	67.69 to 61.34	3,249	1.40 to 1.00	1.91	16.96 to 16.49
	2019	62	57.88 to 52.65	3,333	1.40 to 1.00	1.73	29.85 to 29.34
	2018	72	44.57 to 40.71	3,001	1.40 to 1.00	1.36	-5.59 to -5.97
	2017	78	47.21 to 43.29	3,446	1.40 to 1.00	1.74	20.33 to 19.85

Active Bond Trust Series NAV(*)	2021	326	143.43 to 43.55	22,581	1.40 to 0.64	3.18	-1.06 to -1.81
	2020	367	144.97 to 44.36	25,416	1.40 to 0.64	2.93	8.04 to 7.22
	2019	402	134.18 to 41.37	26,222	1.40 to 0.64	2.77	8.60 to 7.78
	2018	448	123.56 to 38.38	27,048	1.40 to 0.64	3.09	-1.18 to -1.93
	2017	520	125.04 to 39.14	31,554	1.40 to 0.64	3.40	4.22 to 3.43

Blue Chip Growth Trust Series NAV(*)	2021	267	210.07 to 171.20	46,324	1.40 to 1.00	0.00	15.75 to 15.29
	2020	289	181.48 to 148.49	43,527	1.40 to 1.00	0.00	33.07 to 32.53
	2019	334	136.38 to 112.04	37,863	1.40 to 1.00	0.01	28.54 to 28.02
	2018	367	106.11 to 87.52	32,526	1.40 to 1.00	0.06	1.02 to 0.62
	2017	398	105.03 to 86.97	34,999	1.40 to 1.00	0.11	34.98 to 34.45

Capital Appreciation Trust Series NAV(*)	2021	64	73.41 to 66.25	4,337	1.40 to 1.00	0.00	14.60 to 14.15
	2020	77	64.05 to 58.04	4,528	1.40 to 1.00	0.00	54.74 to 54.12
	2019	86	41.39 to 37.66	3,287	1.40 to 1.00	0.04	31.56 to 31.03
	2018	93	31.47 to 28.74	2,719	1.40 to 1.00	0.35	-1.71 to -2.10
	2017	99	32.01 to 29.35	2,948	1.40 to 1.00	0.11	35.16 to 34.62

Core Bond Trust Series NAV(*)	2021	31	14.38 to 14.03	438	1.40 to 1.00	1.80	-2.96 to -3.35
	2020	47	14.82 to 14.52	687	1.40 to 1.00	3.87	7.71 to 7.28
	2019	1	13.76 to 13.54	16	1.40 to 1.00	2.50	7.26 to 6.83
	2018	1	12.83 to 12.67	15	1.40 to 1.00	2.59	-1.53 to -1.92
Disciplined Value International Trust Series NAV(*)	2021	38	21.11 to 19.05	733	1.40 to 1.00	2.59	12.02 to 11.57

	2020	39	18.85 to 17.08	670	1.40 to 1.00	2.22	2.25 to 1.84
	2019	41	18.43 to 16.77	694	1.40 to 1.00	2.82	11.29 to 10.84
	2018	45	16.56 to 15.13	691	1.40 to 1.00	2.24	-15.80 to -16.14
	2017	69	19.67 to 18.04	1,257	1.40 to 1.00	1.89	16.09 to 15.62
Equity Income Trust Series NAV(*)	2021	55	66.57 to 60.07	3,334	1.40 to 1.00	2.00	24.24 to 23.75

	2020	61	53.58 to 48.55	3,031	1.40 to 1.00	3.05	0.01 to -0.39
	2019	67	53.57 to 48.74	3,333	1.40 to 1.00	2.05	25.21 to 24.71
	2018	75	42.79 to 39.08	2,979	1.40 to 1.00	1.93	-10.41 to -10.77
	2017	78	47.76 to 43.80	3,462	1.40 to 1.00	2.24	15.12 to 14.66
Financial Industries Trust Series NAV(*)	2021	2	22.77 to 22.77	37	1.40 to 1.40	0.91	27.90 to 27.90

	2020	2	17.80 to 17.80	29	1.40 to 1.40	0.50	0.88 to 0.88
	2019	8	17.64 to 17.64	147	1.40 to 1.40	4.48	29.88 to 29.88
	2018	8	13.58 to 13.58	114	1.40 to 1.40	1.01	-15.56 to -15.56
	2017	3	16.09 to 16.09	48	1.40 to 1.40	0.81	13.69 to 13.69
Fundamental All Cap Core Trust Series NAV(*)	2021	620	817.42 to 136.68	157,696	1.40 to 0.58	0.16	29.92 to 28.86

	2020	677	629.15 to 106.07	131,749	1.40 to 0.58	0.42	26.24 to 25.21
	2019	735	498.39 to 84.72	113,724	1.40 to 0.58	0.49	35.79 to 34.68
	2018	812	367.04 to 62.90	93,616	1.40 to 0.58	0.46	-13.66 to -14.37
	2017	908	425.13 to 73.45	121,033	1.40 to 0.58	0.78	27.03 to 25.99
Health Sciences Trust Series NAV(*)	2021	12	25.35 to 24.73	302	1.40 to 1.00	0.00	10.12 to 9.68

	2020	14	23.02 to 22.55	306	1.40 to 1.00	0.00	26.00 to 25.49
	2019	8	18.27 to 17.97	148	1.40 to 1.00	0.00	27.39 to 26.88
	2018	17	14.34 to 14.16	238	1.40 to 1.00	0.00	-0.23 to -0.63
	2017	14	14.37 to 14.25	200	1.40 to 1.00	0.00	26.34 to 25.83
High Yield Trust Series NAV(*)	2021	9	24.72 to 22.54	218	1.40 to 1.00	5.21	4.73 to 4.31

	2020	10	23.60 to 21.61	216	1.40 to 1.00	6.36	4.72 to 4.30
	2019	11	22.54 to 20.72	232	1.40 to 1.00	4.85	14.83 to 14.37
	2018	17	19.63 to 18.12	309	1.40 to 1.00	6.15	-3.98 to -4.36
	2017	17	20.44 to 18.94	336	1.40 to 1.00	4.92	6.39 to 5.97
International Equity Index Series NAV(*)	2021	136	46.25 to 37.10	5,110	1.40 to 1.00	2.58	6.52 to 6.10

	2020	146	43.41 to 34.97	5,186	1.40 to 1.00	2.51	9.66 to 9.22
	2019	160	39.59 to 32.02	5,197	1.40 to 1.00	2.38	20.23 to 19.75
	2018	174	32.93 to 26.74	4,720	1.40 to 1.00	2.33	-14.95 to -15.29
	2017	191	38.72 to 31.56	6,101	1.40 to 1.00	2.21	26.18 to 25.68
Lifestyle Balanced Portfolio Series NAV(*)	2021	497	20.54 to 19.89	9,908	1.40 to 1.00	2.59	8.42 to 7.98

	2020	541	18.95 to 18.42	9,983	1.40 to 1.00	2.52	11.56 to 11.11
	2019	597	16.99 to 16.58	9,904	1.40 to 1.00	1.95	16.72 to 16.25
	2018	668	14.55 to 14.26	9,526	1.40 to 1.00	2.24	-5.33 to -5.71
	2017	745	15.37 to 15.12	11,267	1.40 to 1.00	2.22	11.26 to 10.81

Lifestyle Growth Portfolio Series NAV(*)	2021	2	17.90 to 17.90	38	1.40 to 1.40	2.43	12.54 to 12.54

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Lifestyle Growth Portfolio Series NAV(*)	2020	2	$ 15.90 to $ 15.90	$ 33	1.40 % to 1.40%	2.57%	12.05 % to 12.05%
	2019	2	14.19 to 14.19	30	1.40 to 1.40	1.93	19.83 to 19.83
	2018	2	11.84 to 11.84	25	1.40 to 1.40	2.22	-7.37 to -7.37
	2017	2	12.79 to 12.79	22	1.40 to 1.40	10.68	2.28 to 2.28

Managed Volatility Balanced Portfolio Series NAV(*)	2021	877	67.67 to 55.96	49,422	1.40 to 1.00	2.45	8.78 to 8.35
	2020	992	62.21 to 51.65	51,570	1.40 to 1.00	2.49	0.75 to 0.35
	2019	1,118	61.74 to 51.46	57,978	1.40 to 1.00	1.97	16.85 to 16.38
	2018	1,252	52.84 to 44.22	55,766	1.40 to 1.00	2.25	-5.76 to -6.14
	2017	1,402	56.07 to 47.11	66,551	1.40 to 1.00	2.18	13.02 to 12.57

Mid Cap Growth Trust Series NAV(*)	2021 (e)	43	150.89 to 107.93	6,173	1.40 to 1.00	0.00	2.54 to 2.13
	2020	49	147.74 to 105.26	6,954	1.40 to 1.00	0.00	63.83 to 63.17
	2019	60	90.54 to 64.25	5,176	1.40 to 1.00	0.00	33.30 to 32.76
	2018	70	68.20 to 48.20	4,570	1.40 to 1.00	0.00	-2.52 to -2.91
	2017	75	70.24 to 49.45	5,009	1.40 to 1.00	0.00	27.38 to 26.87

Mid Cap Index Trust Series NAV(*)	2021	7	24.78 to 24.18	166	1.40 to 1.00	0.89	23.04 to 22.55
	2020	2	20.14 to 19.73	32	1.40 to 1.00	2.31	12.14 to 11.69
	2019	0	17.96 to 17.67	7	1.40 to 1.00	2.04	24.47 to 23.97
	2018	0	14.25 to 14.25	2	1.40 to 1.40	0.92	-12.68 to -12.68
	2017	0	16.32 to 16.32	7	1.40 to 1.40	0.27	14.25 to 14.25

Mid Value Trust Series NAV(*)	2021	15	73.15 to 66.70	1,023	1.40 to 1.00	1.08	23.03 to 22.54
	2020	12	59.46 to 54.43	682	1.40 to 1.00	1.75	8.63 to 8.20
	2019	14	54.73 to 50.31	716	1.40 to 1.00	1.18	18.30 to 17.83
	2018	14	46.27 to 42.70	639	1.40 to 1.00	0.82	-11.57 to -11.92
	2017	15	52.32 to 48.48	764	1.40 to 1.00	1.01	10.35 to 9.91

Money Market Trust Series NAV(*)	2021	82	28.59 to 14.24	1,591	1.40 to 1.00	0.00	-0.99 to -1.39
	2020	93	28.87 to 14.44	1,812	1.40 to 1.00	0.35	-0.67 to -1.07
	2019	106	29.07 to 14.59	2,102	1.40 to 1.00	1.98	0.97 to 0.57
	2018	127	28.79 to 14.51	2,472	1.40 to 1.00	1.56	0.59 to 0.19
	2017	152	28.62 to 14.48	2,909	1.40 to 1.00	0.63	-0.36 to -0.76

Opportunistic Fixed Income Trust Series NAV(*)	2021	24	30.08 to 27.14	651	1.40 to 1.00	2.70	-3.03 to -3.42
	2020	37	31.02 to 28.10	1,049	1.40 to 1.00	3.92	12.77 to 12.32
	2019	29	27.50 to 25.02	740	1.40 to 1.00	6.52	5.31 to 4.89
	2018	29	26.12 to 23.86	702	1.40 to 1.00	2.75	-2.71 to -3.10
	2017	36	26.85 to 24.62	904	1.40 to 1.00	2.37	7.63 to 7.20

Real Estate Securities Trust Series NAV(*)	2021	88	198.76 to 178.68	15,886	1.40 to 1.00	1.52	45.34 to 44.76
	2020	97	136.76 to 123.43	11,974	1.40 to 1.00	2.04	-6.52 to -6.90
	2019	110	146.30 to 132.58	14,691	1.40 to 1.00	2.14	28.18 to 27.67
	2018	119	114.14 to 103.84	12,456	1.40 to 1.00	1.69	-4.38 to -4.76
	2017	131	119.37 to 109.04	14,306	1.40 to 1.00	0.55	5.20 to 4.78

Short Term Government Income Trust Series NAV(*)	2021	42	15.44 to 15.03	640	1.40 to 1.00	1.91	-2.52 to -2.91
	2020	41	15.84 to 15.48	637	1.40 to 1.00	2.27	2.62 to 2.21
	2019	33	15.44 to 15.15	508	1.40 to 1.00	1.73	2.41 to 2.00
	2018	32	15.08 to 14.85	474	1.40 to 1.00	2.02	-0.11 to -0.51
	2017	37	15.09 to 14.93	555	1.40 to 1.00	1.37	-0.38 to -0.78

Small Cap Index Trust Series NAV(*)	2021	0	23.74 to 23.16	9	1.40 to 1.00	0.06	13.45 to 12.99
	2020	1	20.92 to 20.50	30	1.40 to 1.00	2.15	18.13 to 17.66
	2019	0	17.71 to 17.42	4	1.40 to 1.00	0.58	23.82 to 23.33
	2018	1	14.13 to 14.13	20	1.40 to 1.40	0.97	-12.53 to -12.53
	2017	2	16.15 to 16.15	28	1.40 to 1.40	0.39	12.84 to 12.84

Small Cap Stock Trust Series NAV(*)	2021	51	60.24 to 54.36	2,811	1.40 to 1.00	0.00	0.26 to -0.14
	2020	58	60.08 to 54.44	3,200	1.40 to 1.00	0.00	50.12 to 49.52
	2019	65	40.02 to 36.41	2,398	1.40 to 1.00	0.00	36.72 to 36.18
	2018	74	29.27 to 26.74	2,024	1.40 to 1.00	0.00	-6.16 to -6.54
	2017	82	31.20 to 28.61	2,373	1.40 to 1.00	0.00	25.44 to 24.94

Small Cap Value Trust Series NAV(*)	2021	14	68.40 to 18.85	931	1.40 to 1.00	0.57	25.05 to 24.55
	2020	13	54.92 to 15.07	702	1.40 to 1.00	1.10	-7.61 to -7.98
	2019	16	59.68 to 16.31	929	1.40 to 1.00	0.62	25.36 to 24.86
	2018	18	47.80 to 13.01	800	1.40 to 1.00	0.72	-13.31 to -13.66
	2017	23	55.36 to 15.01	1,172	1.40 to 1.00	0.97	2.75 to 2.34

Total Bond Market Series Trust NAV(*)	2021	39	21.19 to 19.32	769	1.40 to 1.00	2.31	-2.83 to -3.22
	2020	41	21.81 to 19.97	838	1.40 to 1.00	2.39	6.32 to 5.89
	2019	39	20.51 to 18.85	753	1.40 to 1.00	2.37	7.22 to 6.79
	2018	36	19.13 to 17.65	651	1.40 to 1.00	2.54	-1.23 to -1.62
	2017	44	19.37 to 17.95	824	1.40 to 1.00	2.84	2.31 to 1.90

Total Stock Market Index Trust Series NAV(*)	2021	4	28.93 to 28.23	112	1.40 to 1.00	1.14	23.27 to 22.78

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,				For the years and periods ended December 31,
Sub-account	Year	Units (000s)	Unit Fair Value Highest to Lowest (a)	Assets (000s)	Expense Ratio Highest to Lowest (b)	Investment Income Ratio (c)	Total Return Highest to Lowest (d)

Total Stock Market Index Trust Series NAV(*)	2020	4	$ 23.47 to $ 22.99	$ 91	1.40 % to 1.00%	2.10%	20.29 % to 19.81%
	2019	2	19.19 to 19.19	31	1.40 to 1.40	1.64	27.90 to 27.90
	2018	2	15.00 to 15.00	24	1.40 to 1.40	1.24	-6.96 to -6.96
	2017	2	16.13 to 16.13	26	1.40 to 1.40	1.36	18.98 to 18.98

Ultra Short Term Bond Trust Series NAV(*)	2021	112	12.28 to 11.86	1,331	1.40 to 1.00	2.02	-1.40 to -1.80
	2020	88	12.45 to 12.08	1,068	1.40 to 1.00	2.17	0.60 to 0.20
	2019	16	12.38 to 12.05	195	1.40 to 1.00	1.73	2.05 to 1.64
	2018	12	12.13 to 11.86	142	1.40 to 1.00	0.98	0.53 to 0.13
	2017	33	12.07 to 11.84	391	1.40 to 1.00	2.23	-0.38 to -0.78

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, STA, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT W

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.58% and 1.40% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

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